Procure Space ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Canada - 5.6%
Aerospace & Defense - 4.8%(d)
MDA, Ltd.(a)	200,967	$1,680,179

Diversified Telecommunication Services - 0.8%
Telesat Corp.(a)	30,026	296,056
Total Canada		1,976,235

France - 6.6%
Aerospace & Defense - 2.6%(d)
Airbus SE	4,925	790,696
Thales SA	976	143,495
		934,191
Media - 4.0%
Eutelsat Communications SACA(a)	383,458	1,410,372
Total France		2,344,563

Italy - 0.2%
Aerospace & Defense - 0.2%(d)
Leonardo SpA	3,792	66,749

Japan - 8.5%
Aerospace & Defense - 2.0%(d)
Ispace, Inc.(a)	94,000	698,368

Media - 5.1%
Sky Perfect JSAT Holdings, Inc.	339,100	1,807,141

Professional Services - 1.4%
Weathernews, Inc.	13,100	480,356
Total Japan		2,985,865

Luxembourg - 5.1%
Media - 5.1%
SES SA	295,677	1,830,718

Netherlands - 3.3%
Software - 3.3%
TomTom NV(a)	171,085	1,169,868

Switzerland - 4.7%
Household Durables - 4.7%
Garmin, Ltd.	13,778	1,646,334

United States - 65.6%(b)
Aerospace & Defense - 21.7%(d)
Boeing Co.(a)	3,611	762,065
L3Harris Technologies, Inc.	4,357	908,086
Lockheed Martin Corp.	1,918	823,608
Northrop Grumman Corp.	1,795	801,934
Rocket Lab USA, Inc.(a)	364,668	1,768,639
RTX Corp.	10,515	958,127
Terran Orbital Corp.(a)	345,375	285,867
Virgin Galactic Holdings, Inc.(a)	768,582	1,368,076
		7,676,402
Communications Equipment - 5.3%
Comtech Telecommunications Corp. (a)	39,750	251,618
ViaSat, Inc.(a)	73,247	1,628,280
		1,879,898
Containers & Packaging - 0.7%
Ball Corp.	4,282	237,437

Diversified Telecommunication Services - 19.7%
AST SpaceMobile, Inc.(a)	197,457	566,702
EchoStar Corp. - Class A(a)	221,320	2,963,474
Globalstar, Inc.(a)	1,165,945	1,853,853
Iridium Communications, Inc.	43,106	1,563,024
		6,947,053
Electronic Equipment, Instruments & Components - 5.3%
Trimble, Inc.(a)	36,661	1,864,578

Industrial Conglomerates - 2.4%
Honeywell International, Inc.	4,157	840,795

Media - 7.9%
Comcast Corp. - Class A	20,321	945,739
Sirius XM Holdings, Inc.	363,894	1,852,221
		2,797,960
Professional Services - 2.6%
Planet Labs PBC(a)	412,920	933,199
Total United States		23,177,322
TOTAL COMMON STOCKS (Cost $53,358,736)		35,197,654

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 5.25%(c)	98,531	98,531
TOTAL SHORT-TERM INVESTMENTS (Cost $98,531)		98,531

TOTAL INVESTMENTS - 99.9% (Cost $53,457,267)		$35,296,185
Other Assets in Excess of Liabilities - 0.1%		19,323
TOTAL NET ASSETS - 100.0%		$35,315,508

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(d)	As of January 31, 2024, the Fund had a significant portion of its assets invested in the Aerospace & Defense industry.